Warrant Liability - Schedule of Fair Value of Warrants on Various Dates Calculated Using a Black-Scholes Option Pricing Model with Assumptions (Details) - Black Scholes Option Pricing Model	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2020 yr $ / shares
Disclosure Of Detailed Information About Stock Option Assumption [Line Items]
Underlying common share fair value (in USD)	$ 1.09		$ 4.20
Remaining life until expiry | yr	3.8	3.8	4.8	4.8
Volatility	56.00%	56.00%	49.00%	49.00%
Risk-free interest rate	1.13%	1.13%	0.34%	0.34%
Fair value of a warrant calculated using a Black-Sholes pricing model (in USD)	$ 0.08		$ 1.41
Fair value of exercise price adjustment mechanism (in USD)	$ 0.16		$ 0.22
Illiquidity discount	28.00%	28.00%	29.00%	29.00%
Fair value of a warrant | (per share)	$ 0.18	$ 0.22	$ 1.16	$ 1.47